SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
Changes in stock options during the years ended December 31, 2018 and 2017 were as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Balance, beginning of year	1,499,315	$5.80	7,514,307	$4.60
Exercised	(517,935)	6.70	(5,739,722)	3.91
Expired	(83,971)	8.44	(235,269)	13.95
Forfeited	—	—	(40,001)	4.96
Stock options outstanding, end of year	897,409	$5.02	1,499,315	$5.80
Stock options exercisable, end of year	897,409	$5.02	1,332,460	$6.01

Disclosure of range of exercise prices of outstanding share options
The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2018:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.85 - $15.11	266,499	January 1, 2018 - March 31, 2018	$19.57
$3.42 - $6.82	82,049	April 1, 2018 - June 30, 2018	$22.64
$3.42 - $6.82	4,630	July 1, 2018 - September 30, 2018	$27.15
$2.98 - $6.82	164,757	October 1, 2018 - December 31, 2018	$29.49
	517,935		$23.28

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc., St. Andrews Goldfields Ltd. and Newmarket Gold Inc. that were exercised during the year ended December 31, 2017:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$1.11 - $7.81	1,804,842	January 1, 2017 - March 31, 2017	$9.87
$0.86 - $7.81	2,791,059	April 1, 2017 - June 30, 2017	$10.13
$2.11 - $7.81	720,018	July 1, 2017 - September 30, 2017	$14.72
$2.91 - $15.11	423,803	October 1, 2017 - December 31, 2017	$17.39
	5,739,722		$11.16

Disclosure of number of units outstanding during period
Changes in the number of DSUs and phantom share units outstanding during the years ending December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	131,006	95,000	40,356	185,037
Granted	39,522	—	103,600	—
Redeemed	—	(35,625)	(12,950)	(90,037)
Cancelled	—	(23,750)	—	—
Balance, at end of year	170,528	35,625	131,006	95,000
Movements in the number of the PSUs and RSUs for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	342,206	364,263	1,707,571	108,589
Granted	198,528	198,528	309,637	326,694
Cancelled	(38,697)	(38,697)	(61,041)	(66,041)
Redeemed	—	—	(1,613,961)	(4,979)
Balance, end of year	502,037	524,094	342,206	364,263

Explanation of effect of share-based payments on entity's income

	Year ended December 31, 2018	Year ended December 31, 2017
RSU and PSU share based payment expense	$2,874	$1,969
RSU and PSU cash payments	—	65
Stock options share based payment expense	21	88
Equity based instruments share based payment expense	$2,895	$2,122
Cash settled instruments share based payment expense (note 19)	2,564	2,222
Total share based payment expense	$5,459	$4,344

The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2018 and 2017 is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
General and administrative	$5,216	$3,947
Production costs	243	397
Total share based payment expense	$5,459	$4,344

Earnings per share
Basic and diluted income per share for the years ended December 31, 2018 and 2017 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2018 and 2017 includes the impact of certain outstanding options, PSUs and RSUs.

	Year ended December 31, 2018	Year ended December 31, 2017
Earnings from continuing operations	$273,943	$157,330
Loss from discontinued operations (note 29)	—	(24,904)
Net earnings	273,943	132,426
Weighted average basic number of common shares outstanding (in '000s)	210,692	207,436
Basic earnings per share from continuing operations	$1.30	$0.76
Basic loss per share from discontinued operations	$—	($0.12)
Basic earnings per share	$1.30	$0.64
Weighted average diluted number of common shares outstanding (in '000s)	212,623	209,114
Diluted earnings per share from continuing operations	$1.29	$0.75
Diluted loss per share from discontinued operations	$—	($0.12)
Diluted earnings per share	$1.29	$0.63

Disclosure of weighted average number of common shares
Weighted average diluted number of common shares for years ended December 31, 2018 and 2017 is calculated as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Weighted average basic number of common shares outstanding (in '000s)	210,692	207,436
In the money shares - share options (in '000s)	905	972
In the money shares - RSUs and PSUs (in '000s)	1,026	706
Weighted average diluted number of common shares outstanding	212,623	209,114

Disclosure of anti-dilutive securities excluded from computation of earnings per share
The following items were excluded from the computation of weighted average shares outstanding for the years ended December 31, 2018 and 2017 as their effect would be anti-dilutive:

	Year ended December 31, 2018	Year ended December 31, 2017
Share options (in '000s)	—	527